EQUITY METHOD INVESTMENTS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024
Gain on extinguishment of debt					$ (1,910,967)
Cosmo Farmacy LP [Member]
Initial share capital | €	€ 150,000		€ 150,000
Initial share capital increased | €	500,000		500,000
Pharmacy license value | €	€ 350,000		€ 350,000
Maturity period of license	30 years	30 years	30 years	30 years
Ownership equity		70.00%					70.00%
Cash contributed to limited partner | €	€ 150,000		€ 150,000
Equity ownership remaining		30.00%					30.00%
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member]
Upfront cash received				$ 2,000,000
Fair value of settlement account		$ 1,554,590
Gain on extinguishment of debt		$ 1,554,590
Agreement term		five years	five years	five years
Cash received upon gross sales				$ 2,750,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales One [Member]
Cash received upon gross sales				2,750,000
Gross sales				13,000,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales [Member]
Cash received upon gross sales				2,750,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales [Member]
Gross sales				$ 6,500,000
Share Exchange Agreement [Member] | ICC [Member]
Investement		$ 0			$ 160,470	$ 0